Future Minimum Rents Schedule of Future Minimum Renal Payments for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Rents [Abstract]
2014	$ 1,716,754
2015	1,706,282
2016	1,660,890
2017	1,510,645
2018	1,342,157
Thereafter	$ 6,674,466